Schedule of (Loss)/Profit After Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
(Loss)/Profit After Income Tax Expense for the Year	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Non-controlling interest	106,181	87,149	281,733
(Loss)/Profit after income tax	$ (16,283,111)	$ (11,484,091)	$ 34,684,554